As filed with the Securities and Exchange Commission on May 17, 2018

Securities Act Registration No. 2-34223

Investment Company Act File No. 811-1829

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 109

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 84

COLUMBIA ACORN TRUST

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Telephone number: 312.634.9200

Ryan C. Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	P. Zachary Egan Columbia Acorn Trust 227 West Monroe Street, Suite 3000 Chicago, Illinois 60606	Mary C. Moynihan Perkins Coie LLP 700 13th Street, N.W., Suite 600 Washington, D.C. 20005
(Agents for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(l)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on May 17, 2018.

COLUMBIA ACORN TRUST

By	/S/ P. ZACHARY EGAN
P. Zachary Egan, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/S/ LAURA M. BORN	Trustee and Chair	)
Laura M. Born		)
)
/S/ MAUREEN M. CULHANE	Trustee	)
Maureen M. Culhane		)
)
/S/ MARGARET M. EISEN	Trustee	)
Margaret M. Eisen		)
)
/S/ JOHN C. HEATON	Trustee	)
John C. Heaton		)
)
/S/ CHARLES R. PHILLIPS	Trustee	)
Charles R. Phillips		)
)
/S/ DAVID J. RUDIS	Trustee	)	May 17, 2018
David J. Rudis		)
)
/S/ P. ZACHARY EGAN	Trustee and President (principal executive	)
P. Zachary Egan	officer))
)
/S/ JOHN M. KUNKA	Vice President and Treasurer (principal financial and accounting officer)	) )
John M. Kunka		)

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase